Leases (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance at beginning of year
Amortization during year	(115)
Additions during year	(41)
Disposals during year	19
Balance at end of year	(137)
Properties [Member]
Statement Line Items [Line Items]
Balance at beginning of year
Amortization during year	(65)
Additions during year	(41)
Disposals during year
Balance at end of year	(106)
Vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning of year
Amortization during year	(50)
Additions during year
Disposals during year	(19)
Balance at end of year	$ (31)